CONVERTIBLE PROMISSORY NOTE, Convertible Notes Issued (Details)																																				12 Months Ended
	Dec. 29, 2021 USD ($) shares	Dec. 29, 2021 CAD ($) shares	Dec. 07, 2021 USD ($) shares	Dec. 07, 2021 CAD ($) shares	Nov. 15, 2021 USD ($) shares	Nov. 15, 2021 CAD ($) shares	Sep. 22, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Sep. 15, 2021 USD ($) Tranche $ / shares shares	Sep. 15, 2021 CAD ($) Tranche	May 27, 2021 USD ($) $ / shares	May 27, 2021 CAD ($)	May 20, 2021 CAD ($) shares	Apr. 13, 2021 USD ($) $ / shares	Apr. 13, 2021 CAD ($)	Mar. 12, 2021 USD ($) $ / shares	Mar. 12, 2021 CAD ($) shares	Feb. 17, 2021 CAD ($) shares	Feb. 02, 2021 CAD ($) shares	Jan. 15, 2021 USD ($) $ / shares	Jan. 15, 2021 CAD ($) shares	Jan. 13, 2021 CAD ($) shares	Dec. 21, 2020 USD ($) $ / shares	Dec. 21, 2020 CAD ($) shares	Oct. 16, 2020 USD ($) $ / shares	Oct. 16, 2020 CAD ($) shares	Sep. 29, 2020 USD ($) $ / shares	Sep. 29, 2020 CAD ($) shares	Jun. 29, 2020 USD ($) $ / shares	Jun. 29, 2020 CAD ($) shares	May 07, 2020 USD ($)	May 07, 2020 CAD ($)	Apr. 17, 2020 USD ($)	Apr. 17, 2020 CAD ($)	Apr. 14, 2020 USD ($) Tranche $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Apr. 14, 2020 CAD ($) shares
Convertible note [Abstract]
Issue discount percentage																																				5.00%	5.00%	5.00%	5.00%
Discount rate																																				11.31%	11.31%	11.31%	11.31%
Incentive shares allocated value																																				$ 0		$ 0
Shares issued for debt settlement value																																							$ 434,000
Fair value of derivative liability																																					$ 206,726		794,631
Realized loss on fair value of derivative liability																																					164,168		287,661
Unrealized loss from remeasurement of outstanding derivative liabilities																																					$ 51,781		$ 587,577
First Convertible Note [Member]
Convertible note [Abstract]
Issued																																			$ 367,500
Interest rate																																								10.00%
Issue discount amount paid																																			$ 17,500
Number of tranches | Tranche																																			2
Period of maturity date																																			225 days
Second Convertible Note [Member]
Convertible note [Abstract]
Issued																													$ 210,000	$ 273,526
Interest rate																														5.00%
Issue discount amount paid																													$ 10,000
Maturity date																																				February 9, 2021	February 9, 2021
Fair value of conversion option																														$ 60,816
Residual value																														$ 212,710
Effective interest rate percentage																														33.98%
Number of shares converted (in shares) | shares																						2,756,250
Shares converted value																						$ 468,563
Third Convertible Note [Member]
Convertible note [Abstract]
Issued																											$ 157,500	$ 201,178
Interest rate																												5.00%
Issue discount amount paid																											$ 7,500
Maturity date																																				March 28, 2021	March 28, 2021
Fair value of conversion option																												$ 47,535
Residual value																												$ 153,643
Effective interest rate percentage																												37.44%
Number of shares converted (in shares) | shares																			2,756,250
Shares converted value																			$ 385,875
Fourth Convertible Note [Member]
Convertible note [Abstract]
Issued																									$ 78,750	$ 99,239
Interest rate																										5.00%
Issue discount amount paid																									$ 3,750
Maturity date																																				April 14, 2021	April 14, 2021
Fair value of conversion option																										$ 29,544
Residual value																										$ 69,695
Effective interest rate percentage																										48.62%
Number of shares converted (in shares) | shares																		1,378,125
Shares converted value																		$ 325,859
Fifth Convertible Note [Member]
Convertible note [Abstract]
Issued																							$ 105,000	$ 128,770
Interest rate																								5.00%
Issue discount amount paid																							$ 5,000
Maturity date																																				June 19, 2021	June 19, 2021
Fair value of conversion option																								$ 38,631
Residual value																								$ 90,139
Effective interest rate percentage																								49.31%
Number of shares converted (in shares) | shares													1,837,500
Shares converted value													$ 248,063
Sixth Convertible Note [Member]
Convertible note [Abstract]
Issued																				$ 183,750	$ 222,651
Interest rate																					5.00%
Issue discount amount paid																				$ 8,750
Maturity date																																				July 14, 2021	July 14, 2021
Fair value of conversion option																					$ 66,795
Residual value																					$ 155,856
Effective interest rate percentage																					52.26%
Number of shares converted (in shares) | shares													3,215,625
Shares converted value													$ 434,109
Seventh Convertible Note [Member]
Convertible note [Abstract]
Issued																$ 367,500	$ 436,699
Interest rate																	5.00%
Issue discount amount paid																$ 17,500
Maturity date																																				September 8, 2021	September 8, 2021
Fair value of conversion option																	$ 157,212
Residual value																	$ 279,487
Effective interest rate percentage																	67.96%
Number of shares converted (in shares) | shares			2,111,252	2,111,252	1,922,707	1,922,707	2,670,925	2,670,925
Shares converted value				$ 158,344		$ 182,657		$ 280,447
Shares issued for debt settlement value			$ 83,500		$ 100,000		$ 184,000
Eighth Convertible Note [Member]
Convertible note [Abstract]
Issued														$ 341,250	$ 427,873
Interest rate														5.00%	5.00%
Issue discount amount paid														$ 16,250
Maturity date																																				October 10, 2021	October 10, 2021
Fair value of conversion option															$ 10,817
Residual value															$ 396,681
Effective interest rate percentage														4.88%	4.88%
Number of shares converted (in shares) | shares	2,500,000	2,500,000	417,196	417,196
Shares converted value		$ 137,500		$ 31,290
Shares issued for debt settlement value	$ 116,500		$ 116,500																																	$ 257,740	$ 326,763
Ninth Convertible Note [Member]
Convertible note [Abstract]
Issued											$ 341,250	$ 412,479
Interest rate											5.00%	5.00%
Issue discount amount paid											$ 16,250
Maturity date																																				November 23, 2021	November 23, 2021
Fair value of conversion option												$ 18,356
Residual value												$ 374,481
Effective interest rate percentage											5.98%	5.98%
Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Number of tranches | Tranche									4	4
Bottom of Range [Member]
Convertible note [Abstract]
Interest rate																																					5.00%		5.00%
Conversion price (in dollars per share) | $ / shares																																				$ 0.06		$ 0.06
Top of Range [Member]
Convertible note [Abstract]
Interest rate																																					10.00%		10.00%
Conversion price (in dollars per share) | $ / shares																																				$ 0.08		$ 0.08
Top of Range [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Face value									$ 2,300,000
First Tranche [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Issued																																	$ 262,500	$ 350,092
Fair value of conversion option																																		85,981
Residual value																																		$ 264,111
Effective interest rate percentage																																	37.12%	37.12%
Number of shares converted (in shares) | shares																																						4,929,897	4,929,897
Shares converted value																																							$ 756,919
First Tranche [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Issued																																				$ 735,000
Interest rate									8.00%
Conversion price (in dollars per share) | $ / shares									$ 0.09
Issue discount amount paid									$ 35,000
Maturity date																																				March 14, 2022	March 14, 2022
Fair value of conversion option										$ 110,301
Residual value										776,844
Effective interest rate percentage									20.087%
Second Tranche [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Issued																															$ 105,000	$ 139,893
Maturity date																																				December 18, 2020	December 18, 2020
Fair value of conversion option																																39,528
Residual value																																$ 100,365
Effective interest rate percentage																															49.31%	49.31%
Number of shares converted (in shares) | shares																																				1,975,822	1,975,822
Shares converted value																																					$ 316,132
Second Tranche [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Issued																																				$ 672,000
Interest rate									8.00%
Conversion price (in dollars per share) | $ / shares									$ 0.09
Issue discount amount paid									$ 32,000
Maturity date																																				May 23, 2022	May 23, 2022
Fair value of conversion option										140,643
Residual value										$ 670,204
Effective interest rate percentage									25.55%
First Three Tranches [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Original issue discount rate									5.00%	5.00%
Common Stock [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																																			$ 0.06
Shares issued (in shares) | shares																																								600,000
Common stock shares valued																																								$ 0
Common Stock [Member] | Second Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																													$ 0.08
Shares issued (in shares) | shares																														300,000
Common stock shares valued																														$ 0
Common Stock [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																											$ 0.06
Shares issued (in shares) | shares																												150,000
Common stock shares valued																												$ 0
Common Stock [Member] | Fourth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																									$ 0.06
Shares issued (in shares) | shares																										75,000
Common stock shares valued																										$ 0
Common Stock [Member] | Fifth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																							$ 0.06
Shares issued (in shares) | shares																								100,000
Common stock shares valued																								$ 0
Common Stock [Member] | Sixth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																				$ 0.06
Shares issued (in shares) | shares																					175,000
Common stock shares valued																					$ 0
Common Stock [Member] | Seventh Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																$ 0.13
Shares issued (in shares) | shares																	300,000
Common stock shares valued																	$ 0
Common Stock [Member] | Eighth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares														$ 0.13
Common Stock [Member] | Ninth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares											$ 0.13
Common Stock [Member] | Second Tranche [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Shares issued (in shares) | shares																																					500,000
Common stock shares valued																																					$ 0
Common Stock [Member] | First Three Tranches [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Shares issued (in shares) | shares									500,000